Document and Entity Information	12 Months Ended
Jul. 01, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Feb 28, 2011
Registrant Name	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	0000764624
Amendment Flag	false
Document Creation Date	May 31, 2012
Document Effective Date	May 31, 2012
Prospectus Date	Jul 1, 2011

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MAY 31, 2012 TO THE SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED JULY 1, 2011, OF WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund's Summary Prospectus and Prospectus.

Effective June 30, 2012, the fund will be renamed Western Asset Emerging Markets Debt Fund.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. All references to Class C shares in the fund's Summary Prospectus and Prospectus shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
Supplement [Text Block]	impit11_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MAY 31, 2012 TO THE SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED JULY 1, 2011, OF WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund's Summary Prospectus and Prospectus.

Effective June 30, 2012, the fund will be renamed Western Asset Emerging Markets Debt Fund.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. All references to Class C shares in the fund's Summary Prospectus and Prospectus shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Emerging Markets Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	impit11_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MAY 31, 2012 TO THE SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED JULY 1, 2011, OF WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund's Summary Prospectus and Prospectus.

Effective June 30, 2012, the fund will be renamed Western Asset Emerging Markets Debt Fund.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. All references to Class C shares in the fund's Summary Prospectus and Prospectus shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
Document Creation Date	dei_DocumentCreationDate	May 31, 2012